Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Schedule of information of revenue
	Year ended December 31,
	2020	2019	2018
Apparel
- Wholesale	8,366,144	10,308,309	13,584,754
- Retail	446,834	571,403	2,375,773
	8,812,979	10,879,712	15,960,527
Subcontracting	727,797	5,585,850	2,574,589
	9,530,776	16,465,562	18,535,116
Travel service	991,929	-	-
Cross-border e-commerce	343,444	-	-
Total	10,876,149	16,465,562	18,535,116